NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Newbuildings [Table Text Block]

(in thousands of $)
Balance at December 31, 2015	266,233
Additions, net	333,740
Interest capitalized	3,358
Transfer to Vessels and Equipment, net	(277,131)
Balance at June 30, 2016	326,200